Eaton Vance
Income Fund of Boston
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 1.1%

Security	Shares	Value
Cable & Satellite TV — 0.1%
Charter Communications, Inc., Class A(1)	18,000	$ 2,609,641
		$ 2,609,641
Energy — 0.4%
Ascent CNR Corp., Class A(1)(2)(3)	320,298	$ 10,781,230
Energy Transfer LP	275,000	5,599,000
		$ 16,380,230
Environmental — 0.5%
GFL Environmental, Inc.	425,300	$ 17,573,396
		$ 17,573,396
Healthcare — 0.0%†
Keenova Therapeutics PLC(1)	2,829	$ 278,029
Par Health, Inc.(1)	2,829	17,984
		$ 296,013
Leisure — 0.0%
iFIT Health and Fitness, Inc.(1)(2)(3)	128,520	$ 0
		$ 0
Paper — 0.1%
Enviva LLC(1)(3)	220,054	$ 4,304,806
		$ 4,304,806
Total Common Stocks (identified cost $23,511,576)		$ 41,164,086

Convertible Bonds — 0.3%

Security	Principal Amount (000's omitted)	Value
Technology — 0.3%
Zscaler, Inc., 0.00%, 7/15/28	$11,280	$ 10,487,949
Total Convertible Bonds (identified cost $10,438,691)		$ 10,487,949

Convertible Preferred Stocks — 0.6%

Security	Shares	Value
Building Materials — 0.6%
QXO, Inc., 4.75%(1)(2)(3)	3,139	$ 22,517,838
Total Convertible Preferred Stocks (identified cost $31,391,380)		$ 22,517,838

Corporate Bonds — 84.2%

Security	Principal Amount (000's omitted)	Value
Aerospace — 2.6%
Amentum Holdings, Inc., 7.25%, 8/1/32(4)	$8,313	$ 8,547,369
Axon Enterprise, Inc.:
6.125%, 3/15/30(4)	3,950	4,005,742
6.25%, 3/15/33(4)	3,009	3,053,553
Bombardier, Inc.:
7.00%, 6/1/32(4)	5,415	5,585,952
7.25%, 7/1/31(4)	6,525	6,804,407
8.75%, 11/15/30(4)	4,630	4,884,511
BWX Technologies, Inc.:
4.125%, 6/30/28(4)	4,467	4,360,381
4.125%, 4/15/29(4)	3,639	3,496,168
CACI International, Inc., 6.375%, 6/15/33(4)	8,520	8,593,727
Moog, Inc., 5.50%, 10/15/34(4)	5,345	5,184,252
Science Applications International Corp.:
4.875%, 4/1/28(4)	10,314	10,174,244
5.875%, 11/1/33(4)	8,495	8,325,483
TransDigm, Inc.:
4.625%, 1/15/29	8,705	8,539,955
6.25%, 1/31/34(4)	2,642	2,669,934
6.625%, 3/1/32(4)	7,330	7,461,793
6.75%, 1/31/34(4)	11,675	11,872,459
		$ 103,559,930
Air Transportation — 0.6%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(4)	$8,475	$ 8,741,776
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(4)	15,119	14,280,715
		$ 23,022,491
Automotive & Auto Parts — 1.8%
Belron U.K. Finance PLC, 5.75%, 10/15/29(4)	$17,078	$ 17,087,716
Champions Financing, Inc., 8.75%, 2/15/29(4)	3,174	3,142,848

Eaton Vance
Income Fund of Boston
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Automotive & Auto Parts (continued)
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(4)	$6,047	$ 6,203,678
6.75%, 9/15/32(4)	10,947	11,036,724
Ford Motor Co., 4.75%, 1/15/43	11,853	9,110,447
IHO Verwaltungs GmbH, 7.375%, (7.375% cash or 8.125% PIK), 5/15/33(4)	2,430	2,520,554
Realtruck Group, Inc., 6.25%, 7/31/31(4)	14,912	2,688,835
Wand NewCo 3, Inc., 7.625%, 1/30/32(4)	18,746	19,260,653
		$ 71,051,455
Broadcasting — 2.6%
Discovery Global Holdings, Inc., 5.05%, 3/15/42	$7,564	$ 5,275,890
Gray Media, Inc., 4.75%, 10/15/30(4)	2,900	2,243,984
Nexstar Media, Inc.:
6.50%, 9/15/33(4)	12,380	12,327,320
7.25%, 4/15/34(4)	11,150	11,184,130
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/33(4)	25,954	26,913,338
8.75%, 7/1/34(4)	19,208	20,246,999
Sinclair Television Group, Inc., 8.125%, 2/15/33(4)	9,988	10,254,919
Univision Communications, Inc.:
8.50%, 7/31/31(4)	3,360	3,354,998
8.875%, 4/15/33(4)	3,415	3,309,048
9.375%, 8/1/32(4)	7,919	7,915,470
		$ 103,026,096
Building Materials — 3.6%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(4)	$7,059	$ 7,273,911
Builders FirstSource, Inc., 4.25%, 2/1/32(4)	19,447	17,716,369
CP Atlas Buyer, Inc., 9.75%, 7/15/30(4)	8,774	7,910,405
JH North America Holdings, Inc.:
5.875%, 1/31/31(4)	5,561	5,553,553
6.125%, 7/31/32(4)	7,100	7,112,394
Masterbrand, Inc., 7.00%, 7/15/32(4)	10,316	10,329,617
Park River Holdings, Inc.:
8.00%, 3/15/31(4)	7,811	7,781,961
8.75%, 12/31/30(4)	3,661	3,384,919
Quikrete Holdings, Inc.:
6.375%, 3/1/32(4)	14,764	14,955,917
6.75%, 3/1/33(4)	13,594	13,781,006
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)	16,080	16,069,328
Standard Building Solutions, Inc., 6.50%, 8/15/32(4)	4,831	4,844,807
Standard Industries, Inc.:
3.375%, 1/15/31(4)	10,435	9,375,550
Security	Principal Amount (000's omitted)	Value
Building Materials (continued)
Standard Industries, Inc.: (continued)
4.375%, 7/15/30(4)	$14,502	$ 13,703,456
4.75%, 1/15/28(4)	3,685	3,665,072
		$ 143,458,265
Cable & Satellite TV — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)	$7,583	$ 6,719,556
4.25%, 1/15/34(4)	9,048	7,396,856
4.50%, 8/15/30(4)	13,351	12,192,097
4.75%, 3/1/30(4)	9,615	8,989,406
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51	9,420	5,573,620
3.90%, 6/1/52	6,215	3,736,395
CSC Holdings LLC:
3.375%, 2/15/31(4)	8,229	4,587,342
4.125%, 12/1/30(4)	4,913	2,752,048
11.75%, 1/31/29(4)	6,499	3,724,131
Versant Media Group, Inc., 7.25%, 1/30/31(4)	6,638	6,847,953
		$ 62,519,404
Capital Goods — 2.7%
Arcosa, Inc., 6.875%, 8/15/32(4)	$7,548	$ 7,789,144
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(5)	10,093	10,299,976
Calderys Financing LLC, 11.25%, 6/1/28(4)	16,104	16,695,935
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(4)	15,265	15,534,381
JB Poindexter & Co., Inc., 8.75%, 12/15/31(4)	11,584	11,950,159
New Flyer Holdings, Inc., 9.25%, 7/1/30(4)	9,752	10,446,391
Patrick Industries, Inc.:
4.75%, 5/1/29(4)	7,023	6,857,077
6.375%, 11/1/32(4)	8,504	8,401,012
VoltaGrid LLC, 7.375%, 11/1/30(4)	19,763	19,872,993
		$ 107,847,068
Chemicals — 3.5%
Avient Corp.:
6.25%, 11/1/31(4)	$7,082	$ 7,138,989
7.125%, 8/1/30(4)	13,819	14,033,761
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 7.125%, 6/15/33(4)	14,375	14,472,621
Celanese U.S. Holdings LLC, 7.70%, 11/15/33	23,709	25,117,931

Eaton Vance
Income Fund of Boston
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Compass Minerals International, Inc., 8.00%, 7/1/30(4)	$10,710	$ 11,194,445
INEOS Finance PLC, 7.50%, 4/15/29(4)	3,315	3,257,652
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(4)	29,213	28,636,604
SCIH Salt Holdings, Inc.:
6.625%, 8/15/31(4)(6)	8,860	8,869,486
8.00%, 8/15/32(4)(6)	8,625	8,570,589
Valvoline, Inc., 3.625%, 6/15/31(4)	18,263	16,660,703
		$ 137,952,781
Consumer Products — 0.6%
Acushnet Co., 5.625%, 12/1/33(4)	$6,070	$ 5,966,746
Somnigroup International, Inc.:
3.875%, 10/15/31(4)	17,030	15,533,055
4.00%, 4/15/29(4)	2,134	2,052,482
		$ 23,552,283
Containers — 1.9%
Ardagh Group SA, 9.50%, 12/1/30(4)	$10,840	$ 11,495,582
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/28(4)	3,345	3,217,489
4.00%, 9/1/29(4)	11,276	10,713,273
6.25%, 1/30/31(4)	2,715	2,735,422
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(4)	8,084	7,704,999
8.75%, 4/15/30(4)	17,619	16,854,496
Sword Purchaser LLC, 8.25%, 4/15/33(4)	14,350	14,685,071
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(4)	7,639	6,907,290
		$ 74,313,622
Diversified Financial Services — 4.5%
Azorra Finance Ltd., 7.25%, 1/15/31(4)	$9,402	$ 9,691,215
Block, Inc.:
5.625%, 8/15/30(4)	8,992	8,950,988
6.00%, 8/15/33(4)	10,065	9,989,299
CI Financial Corp., 4.10%, 6/15/51	5,190	3,389,181
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(4)	10,605	10,105,891
Diebold Nixdorf, Inc., 7.75%, 3/31/30(4)	13,792	14,352,203
Focus Financial Partners LLC, 6.75%, 9/15/31(4)	6,574	6,537,186
Hightower Holding LLC, 9.125%, 1/31/30(4)	13,204	13,749,008
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(4)	17,673	18,312,179
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Rocket Cos., Inc.:
6.125%, 8/1/30(4)	$8,928	$ 9,005,245
6.125%, 8/1/31(4)	5,110	5,136,097
6.375%, 8/1/33(4)	13,407	13,503,428
6.50%, 6/15/34(4)	3,420	3,451,307
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(4)	14,076	13,472,505
4.00%, 10/15/33(4)	1,460	1,290,418
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(4)	7,812	7,828,374
Stonebriar ABF Issuer LLC:
7.00%, 8/15/31(4)	3,055	3,058,925
8.125%, 12/15/30(4)	9,625	10,027,075
United Wholesale Mortgage LLC, 5.50%, 4/15/29(4)	3,495	3,266,943
UWM Holdings LLC:
6.25%, 3/15/31(4)	12,058	10,770,001
6.625%, 2/1/30(4)	3,257	3,023,722
		$ 178,911,190
Diversified Media — 1.1%
Arches Buyer, Inc., 6.125%, 12/1/28(4)	$12,701	$ 12,426,896
Cars.com, Inc., 6.375%, 11/1/28(4)	7,921	7,878,123
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(4)	5,518	5,695,045
7.50%, 3/15/33(4)	2,169	2,275,379
7.75%, 4/15/28(4)	6,203	6,217,651
7.875%, 4/1/30(4)	2,446	2,542,037
Stagwell Global LLC, 5.625%, 8/15/29(4)	7,726	7,519,906
		$ 44,555,037
Energy — 8.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)	$10,402	$ 10,797,110
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(4)	3,765	3,686,462
Crescent Energy Finance LLC:
7.875%, 4/15/32(4)	2,436	2,482,096
9.75%, 10/15/30(4)	3,214	3,403,448
DBR Land Holdings LLC, 6.25%, 12/1/30(4)	8,485	8,563,571
Energy Transfer LP, 5.00%, 5/15/50	9,457	7,676,123
Global Partners LP/GLP Finance Corp.:
6.875%, 1/15/29	4,138	4,161,810
7.125%, 7/1/33(4)	5,504	5,577,616
8.25%, 1/15/32(4)	10,206	10,645,103

Eaton Vance
Income Fund of Boston
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Energy (continued)
Howard Midstream Energy Partners LLC:
6.625%, 1/15/34(4)	$2,930	$ 2,964,384
6.625%, 1/15/35(4)	6,755	6,754,606
Kinetik Holdings LP, 5.875%, 6/15/30(4)	14,097	14,121,501
Kodiak Gas Services LLC:
6.50%, 10/1/33(4)	7,032	7,026,947
6.75%, 10/1/35(4)	2,928	2,951,951
Matador Resources Co.:
6.00%, 4/15/34(4)	7,480	7,237,802
6.50%, 4/15/32(4)	9,967	9,953,686
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(4)	4,509	4,623,834
8.375%, 2/15/32(4)	6,962	7,242,610
Noble Finance II LLC, 6.25%, 6/15/34(4)	6,280	6,101,932
Plains All American Pipeline LP, Series B, 8.023%, (3 mo. SOFR + 4.372%)(7)(8)	13,274	13,274,601
SM Energy Co.:
7.00%, 8/1/32(4)	7,620	7,746,500
8.625%, 11/1/30(4)	13,731	14,420,269
Solaris Energy Infrastructure LLC, 6.375%, 5/15/31(4)	5,210	5,120,681
Sunoco LP:
4.625%, 5/1/30(4)	13,872	13,364,505
5.875%, 3/15/34(4)	8,579	8,402,198
7.25%, 5/1/32(4)	7,738	7,982,714
7.875% to 9/18/30(4)(7)(9)	33,037	33,886,315
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(4)	14,436	13,942,082
Transocean International Ltd.:
7.875%, 10/15/32(4)	1,809	1,885,371
8.25%, 5/15/29(4)	8,675	8,948,662
8.75%, 2/15/30(4)	2,987	3,103,664
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36(4)	7,225	7,144,146
Venture Global LNG, Inc.:
6.625%, 6/15/36(4)	5,855	5,741,667
9.00% to 9/30/29(4)(7)(9)	12,857	12,813,608
9.50%, 2/1/29(4)	11,063	11,846,979
9.875%, 2/1/32(4)	2,404	2,560,604
WBI Operating LLC:
6.25%, 10/15/30(4)	10,478	10,481,982
6.50%, 10/15/33(4)	9,001	8,990,469
Weatherford International Ltd., 6.75%, 10/15/33(4)	5,978	6,055,092
		$ 323,684,701
Security	Principal Amount (000's omitted)	Value
Environmental — 1.2%
Clean Harbors, Inc.:
5.125%, 7/15/29(4)	$3,273	$ 3,235,721
6.375%, 2/1/31(4)	4,273	4,320,659
GFL Environmental Holdings U.S., Inc., 5.50%, 2/1/34(4)	10,639	9,854,979
GFL Environmental, Inc., 4.75%, 6/15/29(4)	19,351	18,869,218
Reworld Holding Corp., 4.875%, 12/1/29(4)	8,007	7,604,908
Wrangler Holdco Corp., 6.625%, 4/1/32(4)	4,831	4,842,899
		$ 48,728,384
Food & Drug Retail — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(4)	$11,924	$ 11,391,013
5.625%, 3/31/32(4)	16,810	16,000,798
Ingles Markets, Inc., 4.00%, 6/15/31(4)	11,492	10,672,757
		$ 38,064,568
Food, Beverage & Tobacco — 2.6%
BellRing Brands, Inc., 7.00%, 3/15/30(4)	$10,874	$ 10,757,756
Cerdia Finanz GmbH, 9.375%, 10/3/31(4)	7,967	7,084,734
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(4)	9,025	8,926,213
6.375%, 4/15/34(4)	12,700	12,743,269
7.625%, 7/1/29(4)	15,928	16,445,198
Performance Food Group, Inc., 4.25%, 8/1/29(4)	17,760	17,185,034
Post Holdings, Inc., 6.25%, 2/15/32(4)	8,067	8,109,675
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	12,069	12,115,454
U.S. Foods, Inc., 4.75%, 2/15/29(4)	11,888	11,724,013
		$ 105,091,346
Gaming — 2.1%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)	$14,267	$ 14,591,374
Brightstar Lottery PLC, 5.25%, 1/15/29(4)	4,275	4,228,013
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(4)	7,469	7,211,407
Caesars Entertainment, Inc., 7.00%, 2/15/30(4)	4,822	4,840,941
Flutter Treasury DAC, 5.875%, 6/4/31(4)	10,653	10,499,292
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(4)	11,366	11,635,595

Eaton Vance
Income Fund of Boston
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Gaming (continued)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(4)	$12,125	$ 12,617,918
Voyager Parent LLC, 9.25%, 7/1/32(4)	17,706	18,821,521
		$ 84,446,061
Healthcare — 8.2%
1261229 BC Ltd., 10.00%, 4/15/32(4)	$19,467	$ 19,915,967
Acadia Healthcare Co., Inc.:
5.00%, 4/15/29(4)	4,152	4,078,238
7.375%, 3/15/33(4)	4,152	4,286,928
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(4)	5,302	5,454,406
athenahealth Group, Inc.:
6.50%, 2/15/30(4)	34,361	33,161,375
7.50%, 2/15/32(4)	4,207	4,318,359
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)	10,616	10,818,596
Global Medical Response, Inc., 7.375%, 10/1/32(4)	12,877	13,113,953
HealthEquity, Inc., 4.50%, 10/1/29(4)	15,367	14,913,921
IQVIA, Inc.:
6.25%, 6/1/32(4)	15,461	15,679,170
6.50%, 5/15/30(4)	5,733	5,845,361
LifePoint Health, Inc.:
5.375%, 1/15/29(4)	10,705	10,166,504
10.00%, 6/1/32(4)	2,624	2,522,499
Medline Borrower LP, 5.25%, 10/1/29(4)	33,972	33,678,611
National Mentor Holdings, Inc., 10.50%, 12/15/30(4)	12,475	13,167,462
Option Care Health, Inc., 4.375%, 10/31/29(4)	14,197	13,640,480
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(4)(5)	5,748	5,362,006
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44	4,106	2,983,497
5.15%, 6/15/30	12,185	11,531,250
Prestige Brands, Inc., 3.75%, 4/1/31(4)	5,417	4,970,533
Surgery Center Holdings, Inc., 7.25%, 4/15/32(4)	9,510	9,551,506
Team Health Holdings, Inc.:
8.375%, 6/30/28(4)	6,802	6,803,088
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)	15,510	15,849,329
TEAM Services Holding, Inc., 9.00%, 2/15/33(4)	6,060	6,141,277
Tenet Healthcare Corp.:
4.375%, 1/15/30	1,692	1,633,144
5.125%, 11/1/27	8,659	8,658,862
5.50%, 11/15/32(4)	7,440	7,330,395
6.00%, 11/15/33(4)	3,860	3,874,394
6.125%, 10/1/28	7,522	7,530,741
Security	Principal Amount (000's omitted)	Value
Healthcare (continued)
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	$19,239	$ 14,191,669
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)	15,171	14,158,931
		$ 325,332,452
Homebuilders & Real Estate — 2.5%
Artera Services LLC, 8.50%, 2/15/31(4)	$8,823	$ 8,042,473
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(4)	5,093	4,894,456
4.625%, 4/1/30(4)	7,664	7,282,611
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(4)	2,078	2,084,366
8.875%, 9/1/31(4)	7,637	7,992,558
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(4)	14,854	15,386,026
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(4)	4,769	4,864,804
8.375%, 10/1/33(4)	5,888	5,988,738
M/I Homes, Inc.:
3.95%, 2/15/30	3,069	2,894,457
4.95%, 2/1/28	4,874	4,834,330
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(4)	3,972	3,861,634
4.625%, 3/15/30(4)	10,893	10,528,165
7.375%, 2/15/31(4)	10,106	10,462,166
Risewell Homes, Inc., 8.50%, 11/1/30(4)	10,246	10,463,861
		$ 99,580,645
Insurance — 1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(4)	$5,985	$ 5,987,428
7.00%, 1/15/31(4)	5,434	5,517,711
7.375%, 10/1/32(4)	1,796	1,808,321
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(4)	14,696	14,878,759
8.375%, 2/1/34(4)	5,490	5,006,263
CRC Insurance Group LLC, 7.125%, 6/1/31(4)	8,610	8,598,048
Ryan Specialty LLC, 5.875%, 8/1/32(4)	9,866	9,736,455
		$ 51,532,985
Leisure — 1.1%
Gaia Purchaser, Inc., 7.625%, 7/15/33(4)	$11,625	$ 11,666,845
Motion Bondco DAC, 6.625%, 11/15/27(4)	5,325	5,058,342

Eaton Vance
Income Fund of Boston
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Leisure (continued)
NCL Corp. Ltd.:
6.75%, 2/1/32(4)	$7,947	$ 7,795,596
7.75%, 2/15/29(4)	3,797	3,944,483
NCL Finance Ltd., 6.125%, 3/15/28(4)	7,189	7,236,009
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	9,836	9,784,889
		$ 45,486,164
Metals & Mining — 2.0%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	$14,148	$ 15,070,945
Constellium SE, 3.75%, 4/15/29(4)	11,350	10,869,653
Eldorado Gold Corp., 6.25%, 9/1/29(4)	9,630	9,628,581
First Quantum Minerals Ltd.:
6.375%, 2/15/36(4)	13,471	13,043,905
7.25%, 2/15/34(4)	4,009	4,086,718
8.00%, 3/1/33(4)	5,355	5,570,849
Hudbay Minerals, Inc., 6.125%, 4/1/29(4)	4,037	4,065,469
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(4)	10,292	9,986,481
WS Escrow LLC, 7.75%, 6/1/33(4)	5,255	5,440,302
		$ 77,762,903
Publishing & Printing — 0.5%
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(4)	$5,261	$ 5,331,497
8.00%, 8/1/29(4)	13,388	13,289,087
		$ 18,620,584
Railroad — 0.3%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(4)	$10,052	$ 10,310,367
		$ 10,310,367
Restaurant — 1.1%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(4)	$12,587	$ 12,340,766
4.00%, 10/15/30(4)	15,694	14,757,167
4.375%, 1/15/28(4)	5,684	5,606,692
Yum! Brands, Inc., 3.625%, 3/15/31	12,005	11,086,527
		$ 43,791,152
Services — 6.2%
Allied Universal Holdco LLC, 7.875%, 2/15/31(4)	$4,343	$ 4,512,429
Security	Principal Amount (000's omitted)	Value
Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(4)	$10,024	$ 9,944,292
6.875%, 6/15/30(4)	5,252	5,369,755
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(4)	8,553	8,418,358
APi Group DE, Inc., 4.75%, 10/15/29(4)	10,794	10,548,537
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(4)	4,218	4,200,666
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)	6,012	5,541,772
Core & Main LP, 6.00%, 7/1/34(4)	2,730	2,717,259
Herc Holdings, Inc.:
5.75%, 3/15/31(4)	2,270	2,248,953
6.00%, 3/15/34(4)	2,720	2,669,558
7.00%, 6/15/30(4)	8,176	8,438,687
7.25%, 6/15/33(4)	7,007	7,235,961
Ingram Micro, Inc., 4.75%, 5/15/29(4)	19,444	18,937,108
Korn Ferry, 4.625%, 12/15/27(4)	11,939	11,876,829
LBM Acquisition LLC:
6.25%, 1/15/29(4)	5,592	3,611,139
9.50%, 6/15/31(4)	14,174	11,936,630
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(4)	3,840	3,915,125
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)	10,595	10,528,194
QXO Building Products, Inc.:
6.50%, 7/15/31(4)	2,435	2,447,125
6.875%, 7/15/34(4)	5,695	5,707,836
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)	6,884	6,543,300
Synergy Infrastructure Holdings LLC:
7.00%, 7/15/34(4)	2,970	2,998,132
7.875%, 12/1/30(4)	10,283	10,752,265
TKC Holdings, Inc.:
8.50%, 8/15/30(4)	12,850	13,143,610
12.00%, 2/15/31(4)	2,570	2,718,279
TMS International Corp., 6.25%, 4/15/29(4)	8,887	8,889,666
VM Consolidated, Inc., 5.50%, 4/15/29(4)	4,221	3,949,970
WESCO Distribution, Inc.:
5.25%, 4/15/31(4)	2,625	2,587,840
6.375%, 3/15/29(4)	5,917	6,007,873
6.375%, 3/15/33(4)	7,267	7,395,103
6.625%, 3/15/32(4)	5,961	6,089,036
White Cap Supply Holdings LLC, 7.375%, 11/15/30(4)	12,516	12,619,833
Windsor Holdings III LLC, 8.50%, 6/15/30(4)	21,639	22,541,498
		$ 247,042,618

Eaton Vance
Income Fund of Boston
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Steel — 0.9%
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(4)	$9,457	$ 9,566,569
7.50%, 9/15/31(4)	8,122	8,294,771
7.625%, 1/15/34(4)	5,673	5,744,905
Commercial Metals Co.:
5.75%, 11/15/33(4)	5,715	5,616,947
6.00%, 12/15/35(4)	5,715	5,620,908
		$ 34,844,100
Super Retail — 5.4%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(4)	$6,700	$ 6,501,895
4.75%, 3/1/30	6,214	6,031,434
5.00%, 2/15/32(4)	1,610	1,534,883
Bath & Body Works, Inc.:
6.75%, 7/1/36	2,869	2,839,548
6.875%, 11/1/35	1,237	1,251,725
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(4)(5)	55,297	59,400,111
Champ Acquisition Corp., 8.375%, 12/1/31(4)	9,664	10,103,219
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)	12,054	12,614,933
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(4)	2,035	2,020,737
Group 1 Automotive, Inc.:
4.00%, 8/15/28(4)	7,755	7,488,892
6.375%, 1/15/30(4)	3,255	3,272,330
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	5,345	5,291,737
LCM Investments Holdings II LLC:
4.875%, 5/1/29(4)	10,233	9,990,403
8.25%, 8/1/31(4)	1,816	1,893,000
Lithia Motors, Inc.:
3.875%, 6/1/29(4)	4,830	4,640,216
4.375%, 1/15/31(4)	7,226	6,845,782
4.625%, 12/15/27(4)	2,859	2,847,172
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(4)	23,813	23,463,018
Men's Wearhouse LLC, 9.00%, 2/1/31(4)	4,010	4,278,899
Michaels Cos., Inc., 8.50%, 3/15/33(4)	16,530	16,386,539
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(4)	4,929	4,984,244
10.00%, 9/15/33(4)	4,022	4,004,662
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)	8,570	8,352,399
4.875%, 11/15/31(4)	6,967	6,658,371
		$ 212,696,149
Security	Principal Amount (000's omitted)	Value
Technology — 2.7%
Ciena Corp., 4.00%, 1/31/30(4)	$4,145	$ 3,936,984
Cloud Software Group LLC:
6.50%, 3/31/29(4)	14,050	13,741,154
9.00%, 9/30/29(4)	39,840	39,069,562
Fair Isaac Corp., 4.00%, 6/15/28(4)	9,711	9,392,378
Insight Enterprises, Inc., 6.625%, 5/15/32(4)	9,201	9,260,512
ON Semiconductor Corp., 3.875%, 9/1/28(4)	10,540	10,176,284
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32	5,854	6,421,756
Sensata Technologies, Inc.:
3.75%, 2/15/31(4)	11,385	10,603,143
6.625%, 7/15/32(4)	3,117	3,193,797
		$ 105,795,570
Telecommunications — 3.9%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(4)	$17,655	$ 17,275,657
APLD ComputeCo 3 LLC, 7.00%, 6/15/31(4)	11,790	11,513,230
APLD ComputeCo LLC, 9.25%, 12/15/30(4)	6,270	6,668,434
Black Pearl Compute LLC, 6.125%, 2/15/31(4)	7,455	7,451,824
Cipher Compute LLC, 7.125%, 11/15/30(4)	5,855	5,979,483
Core Scientific Finance I LLC, 7.75%, 5/15/31(4)	8,679	8,509,198
EchoStar Corp., 10.75%, 11/30/29	13,224	14,311,576
ELK Grove Village Property LLC, 7.50%, 6/15/31(4)	6,165	5,946,067
Iliad Holding SAS:
7.00%, 4/15/32(4)	6,402	6,465,341
8.50%, 4/15/31(4)	5,216	5,491,097
Level 3 Financing, Inc., 7.00%, 3/31/34(4)	3,594	3,658,999
Sable International Finance Ltd., 7.125%, 10/15/32(4)	5,189	5,130,895
Stingray Compute LLC, 6.00%, 6/15/31(4)	3,645	3,560,531
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(4)	8,148	8,329,350
8.625%, 6/15/32(4)	6,384	6,526,089
Uniti Services LLC, 7.50%, 10/15/33(4)	20,736	21,210,232
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(4)	13,289	10,520,346
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(4)	3,706	3,860,147
WULF Compute LLC, 7.75%, 10/15/30(4)	3,967	4,125,133
		$ 156,533,629
Transport Excluding Air & Rail — 0.6%
Carrix, Inc., 6.125%, 8/1/33(4)	$12,500	$ 12,473,516
Seaspan Corp. Pte. Ltd., 5.50%, 8/1/29(4)	13,472	13,099,872
		$ 25,573,388

Eaton Vance
Income Fund of Boston
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utility — 5.3%
Alpha Generation LLC, 6.75%, 10/15/32(4)	$19,832	$ 20,016,994
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(4)	11,695	11,539,789
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(4)	7,658	7,476,763
9.25%, 1/15/31(4)	4,522	4,758,587
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)	6,128	5,818,920
NRG Energy, Inc.:
3.625%, 2/15/31(4)	8,067	7,437,644
5.25%, 6/15/29(4)	3,636	3,603,511
5.75%, 1/15/34(4)	13,518	13,174,213
5.875%, 5/15/34(4)	2,005	1,969,381
6.00%, 2/1/33(4)	8,472	8,451,656
6.00%, 1/15/36(4)	9,665	9,461,502
6.125%, 5/15/36(4)	11,050	10,913,482
6.25%, 11/1/34(4)	5,642	5,630,349
10.25% to 3/15/28(4)(7)(9)	11,306	12,105,459
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	7,920	7,760,881
Talen Energy Supply LLC, 6.125%, 5/1/31(4)	15,745	15,658,610
TerraForm Power Operating LLC:
4.75%, 1/15/30(4)	3,685	3,526,356
5.00%, 1/31/28(4)	10,161	10,058,701
TransAlta Corp., 5.875%, 2/1/34	11,290	11,012,292
Vistra Operations Co. LLC, 5.00%, 7/31/27(4)	16,015	16,017,088
XPLR Infrastructure Operating Partners LP:
7.75%, 4/15/34(4)	8,605	9,016,285
8.375%, 1/15/31(4)	8,987	9,556,030
8.625%, 3/15/33(4)	5,628	6,016,022
		$ 210,980,515
Total Corporate Bonds (identified cost $3,344,701,549)		$3,339,667,903

Exchange-Traded Funds — 0.0%†

Security	Shares	Value
Fixed Income Funds — 0.0%†
Eaton Vance High Yield ETF(10)	12,313	$ 639,354
Total Exchange-Traded Funds (identified cost $643,953)		$ 639,354

Preferred Stocks — 0.4%

Security	Principal Amount	Value
Insurance — 0.4%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(1)(3)(5)	16,273,240	$ 16,312,052
Total Preferred Stocks (identified cost $16,035,790)		$ 16,312,052

Senior Floating-Rate Loans — 9.4%(11)

Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 3/22/30	$3,229	$ 3,233,001
		$ 3,233,001
Automotive & Auto Parts — 1.4%
ABC Technologies, Inc., Term Loan, 11.981% - 11.982%, (1 mo. USD Term SOFR + 8.25%, 3 mo. USD Term SOFR + 8.25%), 8/22/31(2)	$40,591	$ 39,742,279
Clarios Global LP, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	8,963	8,994,145
Crash Champions LLC, Term Loan, 8.416%, (3 mo. USD Term SOFR + 4.75%), 2/23/29	5,766	5,621,411
		$ 54,357,835
Building Materials — 0.8%
Associated Materials, Inc., Term Loan, 9.731%, (1 mo. USD Term SOFR + 6.00%), 3/8/29	$17,045	$ 15,580,282
CP Atlas Buyer, Inc., Term Loan, 8.981%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	11,831	10,322,741
Park River Holdings, Inc., Term Loan, 8.225%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	5,423	5,432,646
		$ 31,335,669
Cable & Satellite TV — 0.3%
E.W. Scripps Co.:
Term Loan, 7.132%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	$9,527	$ 9,183,747
Term Loan, 9.532%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	3,955	3,964,240
		$ 13,147,987

Eaton Vance
Income Fund of Boston
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Goods — 0.4%
EMRLD Borrower LP:
Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	$10,738	$ 10,748,594
Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 8/4/31	4,858	4,863,885
		$ 15,612,479
Chemicals — 0.2%
Ineos Finance PLC, Term Loan, 6/25/32(12)	$6,870	$ 6,389,100
		$ 6,389,100
Containers — 0.3%
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.906%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	$5,195	$ 5,082,658
Sword Purchaser LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 4/11/33	8,620	8,326,015
		$ 13,408,673
Energy — 0.7%
New Generation Gas Gathering LLC, Term Loan, 9.073%, (3 mo. USD Term SOFR + 5.25%), 9/30/29	$23,507	$ 22,962,270
Venture Global Calcasieu Pass LLC, Term Loan, 6.954%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	6,532	6,584,679
		$ 29,546,949
Gaming — 0.8%
Peninsula Pacific Entertainment LLC:
Term Loan, 8.596%, (6 mo. USD Term SOFR + 4.75%), 10/1/32	$12,193	$ 12,261,646
Term Loan, 13.00%, 12/24/29(2)(13)	6,032	6,031,535
Spectacle Gary Holdings LLC, Term Loan, 8.132%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	13,030	12,769,795
		$ 31,062,976
Healthcare — 1.1%
Bausch Health Cos., Inc., Term Loan, 9.981%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	$29,123	$ 28,328,256
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	8,557	8,580,064
LifePoint Health, Inc., Term Loan, 7.503%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	7,998	7,647,636
		$ 44,555,956
Borrower/Description	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate — 0.1%
Signal Parent, Inc., Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	$12,840	$ 4,847,136
		$ 4,847,136
Insurance — 0.4%
Asurion LLC, Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 2/23/33	$5,296	$ 4,974,887
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.482%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	10,327	9,956,831
		$ 14,931,718
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 9.231%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	$17,749	$ 17,838,072
		$ 17,838,072
Metals & Mining — 0.2%
Worthington Steel, Inc., Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 6/1/33	$6,725	$ 6,759,466
		$ 6,759,466
Services — 0.6%
LBM Acquisition LLC, Term Loan, 7.574%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	$11,173	$ 8,981,674
Specialty Building Products Holdings LLC, Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	12,467	11,675,356
White Cap Buyer LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	2,681	2,681,730
		$ 23,338,760
Super Retail — 0.8%
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28	$9,359	$ 9,354,353
Men's Wearhouse, Inc., Term Loan, 9.414%, (3 mo. USD Term SOFR + 5.75%), 1/28/31	7,669	7,746,877
PetSmart, Inc., Term Loan, 7.724%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	16,250	16,308,675
		$ 33,409,905
Technology — 0.6%
Fortress Intermediate 3, Inc., Term Loan, 6.675%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	$19,566	$ 19,557,965

Eaton Vance
Income Fund of Boston
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Technology (continued)
Proofpoint, Inc., Term Loan, 8/30/30(12)	$2,581	$ 2,539,429
		$ 22,097,394
Telecommunications — 0.2%
Coreweave Financing DDTL V LLC, Term Loan, 8.12% - 8.14%, (1 mo. USD Term SOFR + 4.50%), 11/17/31(14)	$7,943	$ 7,948,350
		$ 7,948,350
Total Senior Floating-Rate Loans (identified cost $386,067,721)		$ 373,821,426

Miscellaneous — 0.6%

Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(2)	11,599,560	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(2)	$12,070,000	$ 0
		$ 0
Gaming — 0.6%
PGP Investors, LLC, Membership Interests(1)(2)(3)	71,579	$ 23,948,741
		$ 23,948,741
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(2)	$9,257,000	$ 0
		$ 0
Services — 0.0%
Hertz Corp., Escrow Certificates(1)(2)	$3,679,000	$ 0
		$ 0
Total Miscellaneous (identified cost $2,862,815)		$ 23,948,741

Short-Term Investments — 2.2%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(15)	86,665,068	$ 86,665,068
Total Short-Term Investments (identified cost $86,665,068)		$ 86,665,068
Total Investments — 98.8% (identified cost $3,902,318,543)		$3,915,224,417
Less Unfunded Loan Commitments — (0.1)%		$ (4,499,543)
Net Investments — 98.7% (identified cost $3,897,819,000)		$3,910,724,874
Other Assets, Less Liabilities — 1.3%		$ 54,017,357
Net Assets — 100.0%		$3,964,742,231

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(3)	Restricted security.
(4)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $3,146,599,142 or 79.4% of the Fund's net assets.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	When-issued security.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Affiliated fund.

Eaton Vance
Income Fund of Boston
July 31, 2026
Portfolio of Investments (Unaudited) — continued

(11)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)	This Senior Loan will settle after July 31, 2026, at which time the interest rate will be determined.
(13)	Fixed-rate loan.
(14)
Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any.
At July 31, 2026, the total value of unfunded loan commitments is
$4,502,355.

(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	12,269,696	EUR	10,561,254	State Street Bank and Trust Company	9/16/26	$70,268	$ —
						$70,268	$—

Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Eaton Vance
Income Fund of Boston
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2026, the Fund owned the following securities (representing 2.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	320,298	$18,931	$10,781,230
Enviva LLC	12/6/24	220,054	1,242,758	4,304,806
iFIT Health and Fitness, Inc.	10/6/22	128,520	449,820	0
Total Common Stocks			$1,711,509	$15,086,036
Convertible Preferred Stocks
QXO, Inc., 4.75%	3/20/26, 4/1/26	3,139	$31,391,380	$22,517,838
Total Convertible Preferred Stocks			$31,391,380	$22,517,838
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	16,273,240	$16,035,790	$16,312,052
Total Preferred Stocks			$16,035,790	$16,312,052
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21, 7/17/25, 9/5/25	71,579	$2,862,815	$23,948,741
Total Miscellaneous			$2,862,815	$23,948,741
Total Restricted Securities			$52,001,494	$77,864,667
Affiliated Investments
At July 31, 2026, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated was $87,304,422, which represents 2.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance High Yield ETF	$ —	$ 643,953	$ —	$ —	$(4,599)	$ 639,354	$4,386	12,313
Short-Term Investments
Liquidity Fund, Institutional Class(1)	162,281,127	996,862,019	(1,072,478,078)	—	—	86,665,068	3,042,511	86,665,068
Total				$ —	$(4,599)	$87,304,422	$3,046,897

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Income Fund of Boston
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$26,060,066	$4,322,790	$10,781,230	$41,164,086
Convertible Bonds	—	10,487,949	—	10,487,949
Convertible Preferred Stocks	—	—	22,517,838	22,517,838
Corporate Bonds	—	3,339,667,903	—	3,339,667,903
Exchange-Traded Funds	639,354	—	—	639,354
Preferred Stocks	—	16,312,052	—	16,312,052
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	323,548,069	45,773,814	369,321,883
Miscellaneous	—	—	23,948,741	23,948,741
Short-Term Investments	86,665,068	—	—	86,665,068
Total Investments	$113,364,488	$3,694,338,763	$103,021,623	$3,910,724,874
Forward Foreign Currency Exchange Contracts	$ —	$70,268	$ —	$70,268
Total	$113,364,488	$3,694,409,031	$103,021,623	$3,910,795,142
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Stocks	Senior Floating-Rate Loans	Miscellaneous	Total
Balance as of October 31, 2025	$10,781,230	$ —	$12,858,409	$18,111,558	$41,751,197
Realized gains (losses)	—	—	—	893,060	893,060
Change in net unrealized appreciation (depreciation)	—	(8,873,542)	597,375	5,248,543	(3,027,624)
Cost of purchases	—	31,391,380	39,429,352	—	70,820,732
Proceeds from sales, including return of capital	—	—	(7,309,241)	(893,060)	(8,202,301)
Accrued discount (premium)	—	—	197,919	—	197,919
Transfers to Level 3	—	—	—	588,640	588,640
Transfers from Level 3	—	—	—	—	—
Balance as of July 31, 2026	$10,781,230	$22,517,838	$45,773,814	$23,948,741	$103,021,623
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2026	$ —	$(8,873,542)	$597,375	$5,837,183	$(2,438,984)

Eaton Vance
Income Fund of Boston
July 31, 2026
Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2026:
Type of Investment	Fair Value as of July 31, 2026	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Convertible Preferred Stocks	$22,517,838	Hybrid Bond and Option-Pricing Model	Liquidity Discount Percentage	20%	Decrease

*
Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Investment Valuation - Other. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.